SHARE-BASED COMPENSATION - Target Vesting Percentages Based on Company's TSR Rankings (Details) - PSUs	12 Months Ended
Dec. 31, 2020
Ferrari TSR Ranking 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	150.00%
Ferrari TSR Ranking 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	120.00%
Ferrari TSR Ranking 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	100.00%
Ferrari TSR Ranking 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	75.00%
Ferrari TSR Ranking 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	50.00%
Ferrari TSR Ranking 6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	0.00%
+10%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	14000.00%
+5%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	12000.00%
Business Plan Target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	10000.00%
-5%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	8000.00%
less than -5%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	0.00%